As filed with the U.S. Securities and Exchange Commission on December 11, 2013

Securities Act File No. 2-96408

Investment Company Act File No. 811-04254

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 243	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 244

(Check appropriate box or boxes)

Legg Mason Partners Income Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, New York, NY	10018
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Income Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Western Asset Global Strategic Income Fund, Western Asset Short Duration High Income Fund and Western Asset Municipal High Income Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INCOME TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 11th day of December, 2013.

LEGG MASON PARTNERS INCOME TRUST, on behalf of its series:

Western Asset Global Strategic Income Fund

Western Asset Short Duration High Income Fund

Western Asset Municipal High Income Fund

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 11, 2013.

Signature	Title

/s/ Kenneth D. Fuller Kenneth D. Fuller	President, Principal Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ Kenneth D. Fuller Kenneth D. Fuller

*	Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

Master Portfolio Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Legg Mason Partners Income Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 11th day of December, 2013, solely to the extent that this Post-Effective Amendment relates to Western Asset Municipal High Income Fund, a series of Legg Mason Partners Income Trust.

MASTER PORTFOLIO TRUST, on behalf of its series, Municipal High Income Portfolio.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

This Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 11, 2013.

Signature	Title

/s/ Kenneth D. Fuller Kenneth D. Fuller	President, Principal Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ Kenneth D. Fuller Kenneth D. Fuller

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase